BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA - Accounting Principles (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)
Placement of public debt	$ 167,739,096	$ 167,739,096
Collection (payments) of derivative financial instruments related to public debt	138,715,637	138,715,637
Other cash outflows - Payment of public debt	(330,996,600)	(330,996,600)	$ (16,953,541)	$ (7,165,997)
Net cash flows (used in) generated by Financing Activities	$ (187,126,798)	(187,126,798)	$ (286,963,382)	$ (115,319,514)
Reported
Other cash outflows - Payment of public debt		$ (24,541,867)